Note 9 - Retirement Plans - Plan Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Assets by Industry Type	$ 212,844	$ 207,829	$ 176,238
Defined Benefit Plan, Equity Securities [Member]
Target Allocation	99.00%
Percentage of Plan Assets	99.00%	99.00%
Assets by Industry Type	$ 212,249	$ 206,244
Defined Benefit Plan, Equity Securities [Member] | Materials [Member]
Assets by Industry Type	10,685	10,952
Defined Benefit Plan, Equity Securities [Member] | Industrials [Member]
Assets by Industry Type	21,738	25,383
Defined Benefit Plan, Equity Securities [Member] | Telecommunication Services [Member]
Assets by Industry Type	18,120	18,060
Defined Benefit Plan, Equity Securities [Member] | Consumer Staples [Member]
Assets by Industry Type	32,543	43,641
Defined Benefit Plan, Equity Securities [Member] | Energy [Member]
Assets by Industry Type	20,017	16,110
Defined Benefit Plan, Equity Securities [Member] | Financial Services Sector [Member]
Assets by Industry Type	37,634	33,818
Defined Benefit Plan, Equity Securities [Member] | Healthcare Sector [Member]
Assets by Industry Type	20,702	17,587
Defined Benefit Plan, Equity Securities [Member] | Information Technology [Member]
Assets by Industry Type	19,945	13,887
Defined Benefit Plan, Equity Securities [Member] | Utilities [Member]
Assets by Industry Type	$ 30,865	$ 26,806
Defined Benefit Plan, Debt Security [Member]
Target Allocation
Percentage of Plan Assets
Defined Benefit Plan, Cash and Cash Equivalents [Member]
Assets by Industry Type	$ 595	$ 1,585
Defined Benefit Plan, Cash and Cash Equivalents [Member] | Money Market Funds [Member]
Assets by Industry Type	$ 595	$ 1,585
Defined Benefit Plan, Real Estate [Member]
Target Allocation
Percentage of Plan Assets
Defined Benefit Plan, Cash [Member]
Target Allocation	1.00%
Percentage of Plan Assets	1.00%	1.00%